Fair Value Measurements (Carrying Amounts And Estimated Fair Values Of Other Financial Instruments) (Details) (USD $)				6 Months Ended		6 Months Ended							6 Months Ended	9 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Term Loan Due On 2015 [Member]	Dec. 31, 2010 Term Loan Due On 2015 [Member]	Jun. 30, 2011 Term Loan A Due On 2016 [Member]	Jun. 30, 2011 Term Loan B Due On 2018 [Member]	Jun. 30, 2011 2036 Notes [Member]	Jun. 30, 2011 2041 Notes [Member]	Jun. 30, 2011 7.00% Senior Notes Due On 2019 [Member]	Jun. 30, 2011 7.00% Senior Notes Due On 2020 [Member]	Dec. 31, 2010 7.00% Senior Notes Due On 2020 [Member]	Jun. 30, 2011 7.25% Senior Notes Due On 2022 [Member]	Sep. 30, 2010 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 30, 2011 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Dec. 31, 2010 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Apr. 30, 2008 1.75% Convertible Senior Subordinated Notes Due April 15, 2015 [Member]	Jun. 30, 2011 Auction-Rate Securities [Member]	Dec. 31, 2010 Auction-Rate Securities [Member]	Jun. 30, 2011 Commercial Paper [Member]	Jun. 30, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]
Marketable securities, Carrying Amount	$ 71,003,000		$ 25,275,000																	$ 71,003,000
Marketable securities, Fair Value																				71,003,000
Auction-rate securities rights, Carrying Amount																		17,505,000	17,332,000
Auction-rate securities rights, Fair Value			15,659,000															17,505,000	17,332,000
Equity securities, Carrying Amount	21,205,000	23,509,000	211,792,000																		3,700,000	6,177,000
Equity securities, Fair Value	3,700,000	6,177,000																			3,700,000	6,177,000
Equity and cost method investments, Carrying Amount	38,503,000	34,677,000
Assets, Carrying Amount	130,711,000	58,186,000
Acquisition-related contingent consideration - short-term, Carrying Amount	6,743,000
Acquisition-related contingent consideration - short-term, Fair Value	6,743,000																	9,200,000	16,100,000
Current portion of Convertible Senior Subordinated Notes, Carrying Amount															288,856,000
Current portion of Convertible Senior Subordinated Notes, Fair Value															322,211,000
Current portion of Term Loan, Carrying Amount					22,500,000	56,250,000	7,000,000
Current portion of Term Loan, Fair Value					22,500,000	56,250,000	7,000,000
Current portion of other long-term debt	2,545,000	2,493,000
Current portion of long-term debt, Fair Value	2,545,000	2,493,000
Derivatives, Carrying Amount	3,315,000
Derivatives, Fair Value	3,315,000
ACQUISITION-RELATED CONTINGENT CONSIDERATION	2,490,000	16,050,000	58,470,000
Acquisition-related contingent consideration, fair value	2,490,000	16,050,000
Term Loan Due, less current portion, net Carrying Amount					377,500,000	1,443,750,000	693,000,000
Term Loan Due, less current portion, net Fair Value					380,038,000	1,434,600,000	696,430,000
Senior Notes, Carrying Amount										500,000,000	388,921,000	386,716,000	400,000,000
Senior Notes, Fair Value										507,935,000	403,084,000	403,308,000	402,896,000
1.75% Convertible Senior Subordinated Notes due 2015	288,856,000	278,922,000														278,922,000
1.75% Convertible Senior Subordinated Notes Due 2015, fair value																324,257,000
Convertible notes, carrying amount	(273,165,000)							94,960,000	151,887,000
Convertible notes, fair value								94,960,000	151,887,000
Minimum Voltaren Gel royalties due to Novartis, carrying amount	25,837,000	38,922,000
Minimum Voltaren Gel royalties due to Novartis, fair value	25,837,000	38,922,000
Other long-term debt, Carrying Amount	3,004,000	2,663,000
Other long-term debt, Fair Value	3,004,000	2,663,000
Carrying amount of liabilities, current and noncurrent	(4,068,558,000)	(1,125,766,000)
Liabilities, Fair value	$ (4,121,187,000)	$ (1,190,231,000)
Notes, interest rate								3.25%	4.00%	7.00%	7.00%		7.25%		1.75%		1.75%
Debt Instrument Maturity				2015		2016	2018	2036	2041	2019	2020		2022	2015